Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 15, 2012 Capital Stock [Member]	Feb. 15, 2012 Class B Capital Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	MONARCH CEMENT CO
Entity Central Index Key	0000067517
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			2,569,831	1,443,803
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 82,436,544
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,123,870	$ 2,695,267
Receivables, less allowances of $670,000 in 2011 and $707,000 in 2010 for doubtful accounts	15,970,034	12,016,919
Inventories, priced at cost which is not in excess of market-
Finished cement	3,963,233	5,665,411
Work in process	1,353,361	2,095,963
Building products	4,236,266	4,692,327
Fuel, gypsum, paper sacks and other	6,416,618	5,838,637
Operating and maintenance supplies	11,892,887	11,751,562
Total inventories	27,862,365	30,043,900
Refundable federal and state income taxes	353,199	0
Deferred income taxes	750,000	735,000
Prepaid expenses	631,461	125,787
Total current assets	46,690,929	45,616,873
PROPERTY, PLANT AND EQUIPMENT, at cost, less accumulated depreciation and depletion of $182,427,598 in 2011 and $173,656,095 in 2010	86,719,411	84,912,099
DEFERRED INCOME TAXES	18,416,410	19,254,393
INVESTMENTS	20,026,704	23,984,320
OTHER ASSETS	1,801,356	331,143
Total Assets	173,654,810	174,098,828
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	5,451,853	5,054,236
Line of credit payable	4,844,469	0
Current portion of term loan	2,920,023	2,823,648
Current portion of other long-term debt	175,000	0
Accrued liabilities-
Dividends	1,846,272	1,845,988
Compensation and benefits	3,232,168	3,259,188
Federal and state income taxes	0	135,470
Miscellaneous taxes	594,715	744,126
Other	2,210,549	1,947,343
Total current liabilities	21,275,049	15,809,999
LONG-TERM DEBT	7,303,137	9,154,087
ACCRUED POSTRETIREMENT BENEFITS	33,327,243	34,782,978
ACCRUED PENSION EXPENSE	13,676,003	12,723,073
STOCKHOLDERS' EQUITY:
Capital stock	6,424,578	6,330,820
Additional paid-in-capital	2,485,125	0
Retained earnings	97,751,202	102,270,564
Accumulated other comprehensive loss	(12,197,034)	(10,674,418)
Total stockholders' equity	98,073,378	101,628,691
Liabilities and Equity, Total	173,654,810	174,098,828
Class B Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	$ 3,609,507	$ 3,701,725

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Allowance for receivables	$ 670,000	$ 707,000
Accumulated depreciation and depletion	$ 182,427,598	$ 173,656,095
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	2,569,831	2,532,328
Capital stock, shares outstanding	2,569,831	2,532,328
Class B Capital Stock [Member]
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	1,443,803	1,480,690
Capital stock, shares outstanding	1,443,803	1,480,690

Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
NET SALES	$ 122,064,884	$ 121,184,834	$ 132,194,542
COST OF SALES	108,962,580	104,977,712	110,646,807
Gross profit from operations	13,102,304	16,207,122	21,547,735
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	16,078,118	16,064,990	16,599,151
Income (loss) from operations	(2,975,814)	142,132	4,948,584
OTHER INCOME (EXPENSE)
Interest income	90,716	120,071	74,624
Interest expense	(502,546)	(540,439)	(631,600)
Loss on impairment of equity investments	(415,287)	(858,787)	(524,188)
Gain (loss) on sale of equity investments	5,051,406	(79,793)	136,853
Dividend income	285,283	249,929	186,752
Other, net	258,550	890,809	1,193,594
Other Income (Expense), Total	4,768,122	(218,210)	436,035
INCOME (LOSS) BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES	1,792,308	(76,078)	5,384,619
PROVISION FOR (BENEFIT FROM) INCOME TAXES	240,000	(300,000)	700,000
NET INCOME	1,552,308	223,922	4,684,619
Less: Net loss attributable to noncontrolling interest	0	0	(48,799)
NET INCOME ATTRIBUTABLE TO COMPANY	$ 1,552,308	$ 223,922	$ 4,733,418
Basic earnings per share	$ 0.38	$ 0.06	$ 1.18

Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 1,552,308	$ 223,922	$ 4,684,619
UNREALIZED APPRECIATION ON AVAILABLE FOR SALE SECURITIES (Net of deferred tax expense of $352,000, $1,972,000, and $816,000 for 2011, 2010, and 2009, respectively)	524,119	2,959,420	1,226,665
RECLASSIFICATION ADJUSTMENT FOR REALIZED (GAINS) LOSSES INCLUDED IN NET INCOME (Net of deferred tax (benefit) expense of $1,856,000, $(376,000), and $(156,000) for 2011, 2010, and 2009, respectively)	(2,780,119)	562,580	231,335
MINIMUM PENSION LIABILITY (Net of deferred tax (benefit) expense of $(910,000), $(300,000), and $1,070,000 for 2011, 2010, and 2009, respectively)	(1,366,399)	(453,765)	1,616,189
POSTRETIREMENT LIABILITY (Net of deferred tax (benefit) expense of $1,400,000, $(1,050,000), and $(945,000) for 2011, 2010, and 2009, respectively)	2,099,783	(908,310)	(1,399,409)
COMPREHENSIVE INCOME	$ 29,692	$ 2,383,847	$ 6,359,399

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Deferred tax benefit for unrealized appreciation (depreciation) on available for sale securities	$ 352,000	$ 1,972,000	$ 816,000
Deferred tax (benefit) expense for reclassification adjustment for realized (gains) losses included in net income (loss)	1,856,000	(376,000)	(156,000)
Deferred tax (benefit) expense for minimum pension liability	(910,000)	(300,000)	1,070,000
Deferred tax expense (benefit) for postretirement liability	$ 1,400,000	$ (1,050,000)	$ (945,000)

Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (USD $)	Capital Stock [Member]	Class B Capital Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 6,296,645	$ 3,763,850	$ 0	$ 104,958,556	$ 0	$ (14,509,123)	$ 708,864	$ 101,218,792
Net income	0	0	0	4,733,418	0	0	(48,799)	4,684,619
Dividends declared	0	0	0	(3,702,262)	0	0	0	(3,702,262)
Transfer of shares	34,513	(34,513)	0	0	0	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	1,458,000	0	1,458,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	1,616,189	0	1,616,189
Adjustment to recognize postretirement liability	0	0	0	0	0	(1,399,409)	0	(1,399,409)
Increase (decrease) in noncontrolling interest	0	0	0	0	0	0	(660,065)	(660,065)
Balance at Dec. 31, 2009	6,331,158	3,729,337	0	105,989,712	0	(12,834,343)	0	103,215,864
Net income	0	0	0	223,922	0	0	0	223,922
Dividends declared	0	0	0	(3,697,119)	0	0	0	(3,697,119)
Transfer of shares	27,612	(27,612)	0	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(273,901)	0	0	(273,901)
Retirement of treasury stock	(27,950)	0	0	(245,951)	273,901	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	3,522,000	0	3,522,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(453,765)	0	(453,765)
Adjustment to recognize postretirement liability	0	0	0	0	0	(908,310)	0	(908,310)
Balance at Dec. 31, 2010	6,330,820	3,701,725	0	102,270,564	0	(10,674,418)	0	101,628,691
Net income	0	0	0	1,552,308	0	0	0	1,552,308
Dividends declared	0	0	0	(3,720,573)	0	0	0	(3,720,573)
Transfer of shares	92,218	(92,218)	0	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(2,613,932)	0	0	(2,613,932)
Retirement of treasury stock	(262,835)	0	0	(2,351,097)	2,613,932	0	0	0
Issuance of 105,750 shares with market value $23.50 per share over par	264,375	0	2,485,125	0	0	0	0	2,749,500
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	(2,256,000)	0	(2,256,000)
Adjustment to recognize minimum pension liability	0	0	0	0	0	(1,366,399)	0	(1,366,399)
Adjustment to recognize postretirement liability	0	0	0	0	0	2,099,783	0	2,099,783
Balance at Dec. 31, 2011	$ 6,424,578	$ 3,609,507	$ 2,485,125	$ 97,751,202	$ 0	$ (12,197,034)	$ 0	$ 98,073,378

Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity And Non Controlling Interests [Abstract]
Dividends declared per share	$ 0.92	$ 0.92	$ 0.92
Issuance of shares	105,750	0	0
Issuance of shares market value per share over par	$ 23.5

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 1,552,308	$ 223,922	$ 4,684,619
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	11,677,640	11,742,667	12,588,799
Deferred income taxes	1,983	(1,118,615)	(782,238)
Gain on disposal of assets	(279,562)	(58,335)	(69,668)
Realized (gain) loss on sale of equity investments	(5,051,406)	79,793	(136,853)
Realized loss on impairment of equity investments	415,287	858,787	524,188
Gain on disposal of other assets	0	(700,000)	0
Postretirement benefits and pension expense	545,579	2,362,328	2,057,067
Change in assets and liabilities:
Receivables, net	(3,589,869)	541,937	2,940,782
Inventories	2,470,155	1,741,560	(2,987,972)
Refundable income taxes	(353,199)	310,795	(283,693)
Prepaid expenses	(505,674)	199,057	183,480
Other assets	(7,406)	2,442	20,447
Accounts payable and accrued liabilities	105,027	(2,281,418)	4,764
Net cash provided by operating activities	6,980,863	13,904,920	18,743,722
INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(7,909,389)	(6,205,837)	(9,830,150)
Proceeds from disposals of property, plant and equipment	317,102	120,176	130,442
Proceeds from disposals of other assets	0	700,000	0
Payment for acquisition of business, net of cash acquired	(534,392)	0	(1,696,840)
Payment for purchases of equity investments	(3,453,447)	(1,046,224)	(5,225,374)
Proceeds from disposals of equity investments	8,287,182	412,532	1,589,076
Decrease in short-term investments, net	0	0	2,100,000
Net cash used for investing activities	(3,292,944)	(6,019,353)	(12,932,846)
FINANCING ACTIVITIES:
Increase (decrease) in line of credit, net	4,844,469	(511,944)	511,944
Payments on bank loan	(2,952,328)	(2,731,213)	(2,644,316)
Payments on other long-term debt	(817,236)	(120,377)	(278,289)
Cash dividends paid	(3,720,289)	(3,702,262)	(3,702,262)
Purchases of noncontrolling interests	0	0	(660,065)
Purchase of capital stock	(2,613,932)	(273,901)	0
Net cash used for financing activities	(5,259,316)	(7,339,697)	(6,772,988)
Net increase (decrease) in cash and cash equivalents	(1,571,397)	545,870	(962,112)
Cash and Cash Equivalents, beginning of year	2,695,267	2,149,397	3,111,509
Cash and Cash Equivalents, end of year	1,123,870	2,695,267	2,149,397
Supplemental disclosures:
Interest paid, net of amount capitalized	502,546	545,034	635,939
Income taxes paid, net of refunds	721,938	(303,996)	1,764,563
Capital equipment additions included in accounts payable	86,264	12,495	748,479
Non-cash investing activities:
Acquisition of business included in accrued liabilities	0	0	400,000
Issuance of 105,750 shares of capital stock related to acquisition of business	2,749,500	0	0
Note payable related to acquisition of business	$ 927,443	$ 0	$ 0

Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares of capital stock related to acquisition of business	105,750	0	0

Nature Of Operations And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations And Summary Of Significant Accounting Policies
(1)        Nature of Operations and Summary of Significant Accounting Policies

(a)      Nature of Operations--The Monarch Cement Company (Monarch) is principally engaged in the manufacture and sale of portland cement. The marketing area for Monarch's products consists primarily of the State of Kansas, the State of Iowa, southeast Nebraska, western Missouri, northwest Arkansas and northern Oklahoma. Sales are made primarily to contractors, ready-mixed concrete plants, concrete products plants, building materials dealers and governmental agencies. Subsidiaries of Monarch (which together with Monarch are referred to herein as the "Company") sell ready-mixed concrete, concrete products and sundry building materials within Monarch's marketing area.

(b)      Principles of Consolidation--Monarch has direct control of certain operating companies that have been deemed to be subsidiaries within the meaning of accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission. Accordingly, the financial statements of such companies have been consolidated with Monarch's financial statements. All significant intercompany transactions have been eliminated in consolidation.

As a result of FASB Accounting Standards Update (ASU) 2010-29 which modified "Business Combinations (Topic 805)", public entities that present comparative financial statements are required to disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred at the beginning of the comparable prior annual reporting period only. The amendment, which was effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, also expanded the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of this standard did not have a material impact on our consolidated financial statements or disclosures.

Pursuant to a Stock Purchase Agreement between the Company and the owners of Kay Concrete Materials Co. (Kay Concrete), on April 15, 2011, the Company acquired all of the issued and outstanding shares of common stock of Kay Concrete, a ready-mixed concrete company located in southwest Missouri. The purpose of the acquisition was to expand our ready-mixed concrete business in the region. The aggregate consideration paid by the Company at closing was approximately $5.0 million consisting of $1.4 million cash, 105,750 shares of the Company's capital stock valued at $2.7 million based on the April 15, 2011 price per share of $26.00, and a note payable of $0.9 million.

            In accordance with Accounting Standards Codification (ASC) 805, the Company determined the assets and liabilities acquired constituted a business and applied purchase accounting to the assets acquired and the liabilities assumed. Since Kay Concrete is not a substantial subsidiary, pro forma information is not provided for the combined entity. The following table summarizes the consideration paid for acquisition of the assets acquired and the liabilities assumed at the acquisition date as well as the fair value at the acquisition date:
Consideration:
Cash paid, gross	$1,360,000
Fair value of Monarch stock given
105,750 shares at $26.00 per share	2,749,500
Note payable	927,443
$5,036,943

Fair Value of assets acquired and liabilities assumed:
Assets
Cash	$825,608
Accounts receivable	363,246
Inventories	288,620
Property, plant and equipment	5,255,986
Goodwill/noncompete	1,565,443
Other assets	180,712
Liabilities
Accounts payable	(120,735)
Current portion of long-term debt	(175,000)
Accrued liabilities	(56,937)
Long-term debt	(1,255,000)
Deferred taxes	(1,835,000)
Total	$5,036,943

The amount of Kay Concrete's revenue and earnings included in the Company's consolidated income statement for the year ended December 31, 2011 is $3.0 million and $(0.5) million, respectively.

(c)      Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)      Reclassifications--Certain reclassifications have been made to the 2009 financial statements to conform to the current year presentation. These reclassifications had no material effect on net earnings.

(e)      Cash Equivalents--The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash equivalents consisted primarily of money market investments and repurchase agreements with various banks.

The FDIC, through the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), has permanently raised the standard maximum deposit insurance amount (SMDIA) to fully guarantee all deposit accounts up to $250,000. In addition, the FDIC has adopted Section 343 of the Dodd-Frank Act, effective December 31, 2010, which provides for unlimited deposit insurance for noninterest-bearing transaction accounts for two years starting December 31, 2010. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC's general deposit insurance rules.

At December 31, 2011, the Company had $0.8 million in sweep arrangement accounts that were not covered by FDIC's general deposit insurance.

(f)       Investments--Equity securities for which the Company has no immediate plan to sell but that may be sold in the future are classified as available for sale. If the fair value of the equity security is readily determinable, it is carried at fair value and unrealized gains and losses are recorded, net of related income tax effects, in stockholders' equity. Realized gains and losses, based on the specifically identified cost of the security, are included in net income. Equity securities whose fair value is not readily determinable are carried at cost unless the Company is aware of significant adverse effects which have impaired the investments.

The Company does not participate in hedging activities and does not use derivative instruments.

(g)      Receivables--Accounts receivable are stated at the amount billed to customers. The Company provides an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are ordinarily due 30 days after the issuance of the invoice. Accounts past due are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

(h)      Inventories--Inventories of finished cement and work in process are recorded at the lower of cost or market on a last-in, first-out (LIFO) basis. Total inventories reported under LIFO amounted to $5.3 million and $7.8 million as of December 31, 2011 and 2010, respectively. Under the average cost method of accounting (which approximates current cost), these inventories would have been $3.8 million, $4.4 million, and $4.1 million higher than those reported at December 31, 2011, 2010 and 2009, respectively. The cost of manufactured items includes all material, labor, factory overhead and production-related administrative overhead required in their production.

We incurred a permanent reduction in the LIFO layers of work in process and cement inventories resulting in liquidation gains of $0.5 and $0.2 million for the years 2011 and 2009, respectively. The liquidation gains were recognized as reductions of cost of sales. We did not incur any material liquidation gains in the LIFO layers for the year 2010.

Other inventories are purchased from outside suppliers. Fuel and other materials are priced by the first-in, first-out (FIFO) method while operating and maintenance supplies are recorded using the average cost method.

Inventories of fuel, gypsum, paper sacks and other are used in the manufacture of cement. The operating and maintenance supplies consist primarily of spare parts for our cement manufacturing equipment.

(i)       Property, Plant and Equipment--Property, plant and equipment are stated at cost of acquisition or construction. The Company capitalizes the cost of interest on borrowed funds used to finance the construction of property, plant and equipment. During 2011, 2010, and 2009, the Company capitalized approximately $86,500, $121,700, and $111,000, respectively, of interest expense related to current construction projects.

As of December 31, 2011 and 2010, the amount of accounts payable related to property, plant and equipment was $86,264 and $12,495, respectively.

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Cost of Sales	$11,000,000	$10,900,000	$11,700,000
Selling, General and Administrative	300,000	300,000	400,000
Other, net	400,000	500,000	500,000
Total	$11,700,000	$11,700,000	$12,600,000
Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company's buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets' useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

The Company continually evaluates whether events or changes in circumstances have occurred that would indicate that the carrying amount of long-lived assets may not be recoverable. An impairment loss would be recognized and the asset cost would be adjusted to fair value when undiscounted estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The impairment loss would be the amount by which the carrying amount of a long-lived asset exceeds its fair value. Various factors that the Company considers in its review include changes in expected use of the assets, changes in technology, changes in operating performance and changes in expected future cash flows. No asset impairment was recognized during the years ended December 31, 2011 and 2010.

(j)       Other Current Liabilities--Accrued liabilities-Other contains approximately $1.2 million and $1.3 million related to prepayments held on account in 2011 and 2010, respectively.

(k)      Income Taxes--Deferred tax assets and liabilities are recognized for the tax effects of differences between the financial statement and tax bases of assets and liabilities.  A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

(l)       Revenue Recognition--The Company records revenue from the sale of cement, ready-mixed concrete, concrete products and sundry building materials following delivery of the products to customers.  In the event the Company receives advance payment on orders, we defer revenue recognition until the product is delivered.

Our Ready-Mixed Concrete Business includes precast concrete construction which involves short-term and long-term contracts. Short-term contracts for specific projects are generally of three to six months in duration. Long-term contracts relate to specific projects with terms in excess of one year from the contract date. Revenues for these contracts are recognized on the percentage-of-completion method based on the ratio of contract costs incurred to date to total estimated costs. Full provision is made for any anticipated losses. The majority of the long-term contracts will allow only scheduled billings and contain retainage provisions under which 5% to 10% of the contract invoicing may be withheld by the customer pending project completion. As of December 31, 2011, the amount of billed retainage which is included in accounts receivable was approximately $129,000, all of which is expected to be collected within one year. The amount of billed retainage which was included in accounts receivable at December 31, 2010 was approximately $120,000. The amount of unbilled revenue in accounts receivable was approximately $802,000 and $380,000 at December 31, 2011 and 2010, respectively. Unbilled revenue contained approximately $125,000 and $43,000 of not-currently-billable retainage at December 31, 2011 and 2010, respectively, which is expected to be collected within one year.

(m)     Cost of Sales--The Company considers all production and shipping costs, (gain) loss on disposal of operating assets, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs and internal transfer costs as cost of sales.
(n)      Selling, General and Administrative Expenses--Selling, general and administrative expenses consist of sales personnel salaries and expenses, promotional costs, accounting personnel salaries and expenses, director and administrative officer salaries and expenses, legal and professional expenses, and other expenses related to overall corporate costs.

(o)      Other, net--Other, net contains miscellaneous nonoperating income (expense) items excluding interest income, interest expense, gains (losses) on sale of equity investments, realized loss on impairment of equity investments, and dividend income. Significant items in Other, net for 2011 include proceeds from scrap sales of approximately $150,000. Significant items in Other, net for 2010 include farm income of approximately $154,500, a gain of $700,000 related to the sale of a nonoperating asset, and proceeds from scrap sales of approximately $51,000. Significant items in Other, net for 2009 include income from oil properties of approximately $180,000, farm income of approximately $90,000, proceeds from an insurance policy of approximately $429,000 and proceeds related to the settlement of a lawsuit of approximately $424,000.

(p)      Earnings per Share--Basic earnings per share is based on the weighted average common shares outstanding during each year. Diluted earnings per share are based on the weighted average common and common equivalent shares outstanding each year. Monarch has no common stock equivalents and therefore does not report diluted earnings per share. The weighted average number of shares outstanding was 4,033,817 in 2011, 4,020,411 in 2010, and 4,024,198 in 2009.

(q)      Taxes Collected from Customers and Remitted to Governmental Authorities--Taxes collected from customers and remitted to governmental authorities are presented in the accompanying consolidated statements of income on a net basis.

(r)       Self Insurance--The Company has elected to self-insure certain costs related to employee and retiree health and accident benefits programs. Costs resulting from self-insured losses are charged to income when incurred. Health and accident benefits provided to employees and retirees in the Cement Business are totally self-insured. Health benefits provided to employees in the Ready-Mixed Concrete Business are also self-insured but were subject to a $75,000 individual stop loss and an aggregate stop loss of 115% of expected claims. For 2012, the individual stop loss is $100,000 and $200,000 for the Ready-Mixed Concrete Business and the Cement Business, respectively, with an aggregate stop loss of 120% for both lines of business.

(s)      Disclosure about Fair Value of Financial Instruments--Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Cash and cash equivalents, receivables, accounts payable and short and long-term debt have carrying values that approximate fair values. Investment fair values equal quoted market prices, if available. If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities. If it is not practicable to estimate the fair value of an investment, the investment is recorded at cost and evaluated quarterly for events that may adversely impact its fair value.

(t)       Intangibles - Goodwill and Other--In December 2010, the FASB issued ASU 2010-28, "Intangibles - Goodwill and Other (Topic 350)", which amended Subtopic 350-20 with modifications to Step 1 of the goodwill impairment test for those reporting units with zero or negative carrying amounts so that an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not, based on an assessment of qualitative indicators, that a goodwill impairment exists. ASU 2010-28 was effective for the Company beginning January 1, 2011. Adoption of this standard did not have a material impact on the Company's consolidated financial statements.
In September 2011, the FASB issued ASU No. 2011-08, "Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment" which allows entities to first assess qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the two-step goodwill impairment test currently required under Topic 350, Intangible - Goodwill and Other. Currently, Topic 350 requires entities to test goodwill on an annual basis by comparing the fair value of a reporting unit to its carrying value including goodwill (Step 1). The second part of the test must be performed to measure the amount of impairment. Under ASU No. 2011-08, entities are not required to calculate the fair value of a reporting unit unless they conclude that it is more likely than not that the unit's carrying value is greater than its fair value based on an assessment of events and circumstances. Entities may bypass the qualitative assessment during any reporting period. The ASU is effective for fiscal years beginning after December 15, 2011. Since early adoption of ASU No. 2011-08 is permitted for interim or annual reports that have not been issued, the Company elected to early adopt prior to the normal effective date of January 1, 2012. The Company performed a qualitative assessment of its goodwill during the fourth quarter of 2011 and the results of that assessment led to the conclusion that it was not necessary to perform the two-step goodwill impairment test.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
(2)        Investments

Realized gains (losses) on equity investments are computed using the specific identification method. The Company defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company measures fair value using the following fair value hierarchy which is based on three levels of inputs intended to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The aggregate amount of equity securities carried at cost, for which the Company has not elected the fair value option, was $2.6 million and $2.4 million at December 31, 2011 and 2010, respectively. The remaining $17.4 million and $21.6 million in equity security investments at December 31, 2011 and 2010, respectively, are stated at fair value. The following table summarizes the bases used to measure certain assets at fair value on a recurring basis in the balance sheet at December 31, 2011 and 2010:
		Fair Value Measurements at Reporting Date Using:
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets:	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$-	$-
General building materials industry	4,583,882	4,583,882	-	-
Oil and gas refining and marketing industry	3,631,747	3,631,747	-	-
Residential construction industry	442,015	442,015	-	-
Total assets measured at fair value	$17,407,800	$17,407,800	$-	$-

Assets:	12/31/2010
Available-for-sale equity securities
Cement industry	$9,499,615	$9,499,615	$-	$-
General building materials industry	3,623,769	3,623,769	-	-
Oil and gas refining and marketing industry	7,545,978	7,545,978	-	-
Residential construction industry	896,346	896,346	-	-
Total assets measured at fair value	$21,565,708	$21,565,708	$-	$-

In January 2010, the FASB issued ASU 2010-06, "Improving Disclosures About Fair Value Measurements", which amends Subtopic 820-10 with new disclosure requirements and clarification of existing disclosure requirements. Reporting entities must make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The ASU was effective for the Company beginning January 1, 2010 except for Level 3 reconciliation disclosures which were effective for the Company beginning January 1, 2011. The adoption of the Level 3 related portion of the ASU did not have a material impact on our disclosures. No Level 3 disclosures are presented since the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during any of the periods reported in the table above.

The Company has no liabilities in either year requiring remeasurement to fair value on a recurring basis in the balance sheet. The Company has no additional assets or liabilities in either year requiring remeasurement to fair value on a non-recurring basis in the balance sheet.

The following table shows the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual trade lots of securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:
Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2011	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction industry	-	-	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

December 31, 2010
Cement industry	$-	$-	$16,400	$1,716	$16,400	$1,716
Residential construction industry	488,379	86,054	-	-	488,379	86,054
Total	$488,379	$86,054	$16,400	$1,716	$504,779	$87,770

Impairment Analysis

The Company owns stock in two privately-owned companies accounted for by the cost method; one in the brick industry and the other in the ethanol production industry. These investments were evaluated at December 31, 2011 and 2010 for impairment. The evaluations of the ethanol production industry investment for each period's impairment analysis were based on the specific identification of shares held and quoted prices in markets that are not active and no impairments were identified. Since there is not an active market for the brick industry investment, the Company relied on a discounted future net cash flow valuation of the investee for each period's impairment analysis to determine if the average cost of shares were impaired and no impairment was identified. As a result of those evaluations, the Company does not consider these cost-method investments to be impaired at December 31, 2011 or 2010.

December 31, 2011--The Company's investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company identified a $0.4 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.

In its fourth quarter evaluation, the Company identified some specific purchases of marketable equity securities it believes are temporarily impaired resulting in unrealized losses (see 2011 information in table above).  These unrealized losses relate to investments in the common stock of four companies, one in the residential construction industry and three in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each purchase to market price as of January 17, 2012, the residential construction industry securities had recovered approximately 34% of their December 31, 2011 temporary impairment. The investments in one company in the cement industry remained virtually unchanged while the equity securities of the other two cement industry companies recovered approximately 93% and 60% of their December 31, 2011 temporary impairments. Based on that evaluation, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

December 31, 2010-- The Company's investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each purchase to market price. As a result of these evaluations, the Company identified a $0.9 million other-than-temporary impairment for the third quarter in its general building materials industry investments resulting in a recognized loss on equity investments. The fair value of those investments then became the new cost basis.
In its fourth quarter evaluation, the Company identified some specific purchases of marketable equity securities it believes are temporarily impaired resulting in unrealized losses (see 2010 information in table above).  These unrealized losses relate to investments in the common stock of two companies, one in the residential construction industry and another in the cement industry. When the Company evaluated the impairments by comparing the specifically identified cost of each purchase to market price as of February 14, 2011, the residential construction industry securities had recovered approximately $8,400 (9.8%) of their December 31, 2010 temporary impairments. The cement industry securities slightly increased their temporary impairments. The Company evaluated the near-term prospects of all of the issuers in relation to the severity of the impairments (fair value was approximately 15% less than cost in the residential construction industry investment and approximately 9% less than cost in the cement industry investment as of December 31, 2010) and the duration of the impairments (approximately 6 months in the residential construction industry investment and 12 months in the cement industry investment). Based on that evaluation, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2010.

Investment Results--The investment results for the years ended December 31, 2011 and 2010 are as follows for available for sale equity securities carried at fair value:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Holding Gains	Holding Losses	Value
Available for sale equity securities
Cement industry	$5,985,000	$2,765,000	$-	$8,750,000
General building materials industry	3,819,000	765,000	-	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	-	3,632,000
Residential construction industry	302,000	140,000	-	442,000
Total available for sale equity securities	$10,888,000	$6,520,000	$-	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost	Holding Gains	Holding Losses	Value
Available for sale equity securities
Cement industry	$4,971,000	$4,529,000	$-	$9,500,000
General building materials industry	2,866,000	758,000	-	3,624,000
Oil and gas refining and marketing industry	2,600,000	4,946,000	-	7,546,000
Residential construction industry	849,000	47,000	-	896,000
Total available for sale equity securities	$11,286,000	$10,280,000	$-	$21,566,000
Less: Deferred taxes on unrealized holding gains		4,112,000
Unrealized gains recorded in equity, net of deferred tax		$6,168,000

Investment-related cash flow information for December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Proceeds from sale of equity securities	$8,287,182	$412,532	$1,589,076
Realized gain/(loss) on equity securities	5,051,406	(79,793)	136,853
Realized losses due to other-than-temporary
impairment of equity securities	(415,287)	(858,787)	(524,188)

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
(3)        Property, Plant and Equipment

Property, plant and equipment and their estimated useful lives at December 31, 2011 and 2010 consisted of:
	Lives (Years)	2011	2010
Quarry land		$2,004,549	$2,004,549
Other land		8,611,090	7,906,086
Buildings and improvements	15 – 39	32,308,167	31,042,385
Cement manufacturing equipment	15 – 25	125,998,453	122,435,381
Ancillary equipment	5 – 10	13,279,851	12,964,237
Ready-mix and concrete production
machinery and equipment	5 – 15	35,550,946	33,220,392
Transportation and mobile equipment	3 – 7	43,355,665	40,689,339
Office machinery, equipment,
furniture and fixtures	3 – 10	2,897,792	2,872,920
Construction in process		5,140,496	5,432,905
		$269,147,009	$258,568,194
Less--Accumulated depreciation and depletion		182,427,598	173,656,095
		$86,719,411	$84,912,099

Line Of Credit And Long-Term Debt	12 Months Ended
Dec. 31, 2011
Line Of Credit And Long-Term Debt [Abstract]
Line Of Credit And Long-Term Debt
(4)        Line of Credit and Long-Term Debt

During 2011, Monarch's secured credit commitment with its lender, Bank of Oklahoma, N.A., consisted of a $17.8 million term loan maturing December 31, 2014 and a $15.0 million line of credit which matured December 31, 2011. The interest rates on the line of credit were variable and based on the lender's national prime rate less 0.50% with a 3.50% interest rate minimum or floor. Interest rates on the term loan were variable and based on the lender's national prime rate less 0.75% with a 3.00% interest rate minimum or floor. The agreement required Monarch to pledge its investment account to the lender as collateral for the term loan and revolving line of credit. The proceeds of the sale of any assets held in the investment account were to be paid to the Bank of Oklahoma, N.A. to be applied to the balance of the revolving line of credit then to the term loan, at the lender's discretion. The fair value of the investment account was $16.9 million as of December 31, 2011. The loan agreement also contained a financial covenant requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income of $90.0 million. The Company was in compliance with these requirements at year end. The Company owed $9.0 million on the term loan and $4.8 million on the revolving line of credit as of December 31, 2011. The balance available on the line of credit at December 31, 2011 was approximately $10.2 million.

The average outstanding balance on the line of credit during 2011 and 2010 was approximately $4.3 million and $5.3 million, respectively. At December 31, 2011 and 2010, there was approximately $4.8 million and $0, respectively, borrowed against the line of credit. Interest on the line of credit varied with the lender's national prime rate less .50% with a 3.50% interest rate minimum or floor for 2011 and 2010. The annual weighted average interest rate we paid on the line of credit during 2011 and 2010 was 3.50%. The applicable interest rate was 3.50% at December 31, 2011 and 2010 and was payable quarterly.

As of December 31, 2011 and 2010, there was approximately $9.0 million and $11.9 million, respectively, borrowed on the term loan. Interest on the Company's term loan was variable and was based on the lender's national prime rate less 0.75% with a 3.00% interest rate minimum or floor for 2011 and 2010.  The annual weighted average interest rate we paid on the term loan during 2011 and 2010 was 3.25%. The applicable interest rate was 3.25% at December 31, 2011 and 2010.
The $1.2 million in Other long-term debt in the table below is comprised of a $0.5 million note related to the acquisition of Kay Concrete and $0.7 million of noncompete payment obligations.

	2011	2010
Note payable, bank (a)	$9,043,690	$11,866,018
Other	1,179,470	111,717
	$10,223,160	$11,977,735
Less current maturity
of bank note payable	2,920,023	2,823,648
Total long-term debt	$7,303,137	$9,154,087
(a) Due December 31, 2014; payable $794,611 quarterly including interest.

 Aggregate annual maturities of long-term debt as of December 31, 2011 are:

2012	$2,920,023
2013	3,372,749
2014	3,474,180
2015	376,072
2016	69,285
Thereafter	10,851
$10,223,160

On December 31, 2011, Monarch entered into an amendment to the loan agreement with its current lender, BOKF, NA dba Bank of Oklahoma, to renew and modify the terms of Monarch's term loan and revolving line of credit. Interest rates on the line of credit and term loan remained unchanged from the prior agreement with the lender. The credit commitment consisted of a $17.8 million term loan maturing December 31, 2014 and a $15.0 million line of credit maturing February 3, 2012. In February 2012, the Company entered into a new credit agreement with its current lender, BOKF, NA dba Bank of Oklahoma, which amended and restated its existing credit agreement. The new agreement provides for a secured credit commitment consisting of an approximately $9.0 million term loan maturing December 31, 2014 and a line of credit which permits revolving borrowings and letters of credit up to an aggregate of $15.0 million maturing December 31, 2012. Interest rates on the Company's line of credit are variable and are based on the lender's prime rate less 0.50% with a 3.50% interest rate minimum or floor. Interest rates on the Company's term loan are variable and based on the lender's prime rate less 0.75% with a 3.00% interest rate minimum or floor. The new agreement requires the Company to pledge its investment account, receivable accounts and inventory to BOKF, NA dba Bank of Oklahoma as collateral for the term loan and revolving line of credit. The fair value of receivables, inventory, and the investment account pledged as collateral was $16.0 million, $27.9 million, and $16.9 million, respectively as of December 31, 2011. Withdrawal of the proceeds of the sale of any equity securities from the pledged investment account must be used to reduce the obligations of the Company to the lender. The agreement contains a financial covenant requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income of $85.0 million. In addition, the agreement prohibits cash outlays for business acquisitions and the purchase of the Company's capital stock and restricts cash dividends and capital expenditures in any fiscal year to a maximum of $3.8 million and $11.5 million, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(5)        Income Taxes

The components of the provision for federal and state income taxes in the accompanying consolidated statements of income are as follows:
	2011	2010	2009
Taxes currently payable	$238,000	$134,000	$1,482,000
Deferred income taxes	2,000	(434,000)	(782,000)
Provision for (benefit from) income taxes	$240,000	$(300,000)	$700,000

A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense (benefit) is as follows:
	2011	2010	2009
Computed at statutory rate
(34%; over $10 million-35%)	$609,000	$(25,000)	$1,831,000
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	(90,000)	(244,000)	(40,000)
Percentage depletion	(271,000)	(552,000)	(675,000)
Valuation allowance	15,000	-	(110,000)
Domestic production activities deduction	(28,000)	(26,000)	(91,000)
Life insurance proceeds	-	-	(146,000)
Adjustment for Medicare drug subsidy	-	685,000	-
Dividends received deduction	(40,000)	(43,000)	(44,000)
Other	45,000	(95,000)	(25,000)
Provision for (benefit from) income taxes	$240,000	$(300,000)	$700,000

The tax effects of significant temporary differences relating to deferred taxes, net of valuation allowances, on the balance sheets were:
	2011	2010
Current:
Allowance for doubtful accounts	$265,000	$285,000
Accrued vacation	485,000	450,000
Net current deferred tax assets	$750,000	$735,000

Noncurrent:
Depreciation	$(1,659,000)	$(44,000)
Postretirement benefits	13,439,000	14,121,000
Pension liability	5,517,000	5,122,000
Unrealized holding gains	(2,608,000)	(4,112,000)
Tax carryforwards	1,435,000	1,412,000
Alternative minimum tax credit	470,000	373,000
Impairment on investments	941,000	1,624,000
Other, net	881,410	758,393
Net long-term deferred tax assets*	$18,416,410	$19,254,393

*net of valuation allowances of $1,905,000 and $1,890,000 for 2011 and 2010, respectively.

Some of the Company's subsidiaries file separate state income tax returns resulting in net operating loss carryforwards. In addition, some subsidiaries separately filed federal income tax returns in prior years which also resulted in net operating loss carryforwards. The provision (benefit) for income taxes and income tax liabilities recorded in the financial statements include those separate calculations. The deferred taxes resulting from these and other tax carryforwards are included in the above table net of valuation allowances. The valuation allowance has been used to reduce the tax benefit associated with the tax carryforwards. The following table presents the expiration dates of the Company's carryforwards, net of valuation allowances, for tax purposes as of December 31, 2011:
Expiration Date	Tax Carryforwards
2015	$41,000
2016	39,000
2024	21,000
2025	685,000
2026	380,000
2027	19,000
2028	136,000
2029	114,000
$1,435,000

The Company uses a recognition threshold of "more likely than not" that a tax position would be sustained upon examination before any part of the benefit of that position is recognized in the Company's financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. Federal or state income tax examinations for years before 2008. The Company believes it is not subject to any significant tax risk. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor were any interest expenses recognized during the years ended December 31, 2011, 2010 and 2009.

Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits
(6)        Pension and Other Postretirement Benefits

Postretirement Benefits

Monarch provides certain postretirement health care and life insurance benefits to all retired employees in the Cement Business who, as of their retirement date, meet the eligibility requirements. These benefits are self-insured by Monarch and are paid out of Monarch's general assets. Monarch expects 2012 cash expenditures for this plan to be approximately $1,600,000 which is equal to the net expected benefit payments for the year.

Monarch uses a December 31 measurement date for the plans. At December 31, 2011 and 2010, the current portion of the accrued benefit cost of approximately $1,600,000 and $1,775,000, respectively, is recorded in compensation and benefits.  Information about the plans' funded status and postretirement cost follows:
	2011	2010
Change in benefit obligation
Beginning of year	$36,557,978	$31,956,610
Service cost	614,264	545,569
Interest cost	1,744,912	1,868,486
Actuarial (gain)/loss	(2,869,661)	3,364,218
Benefits and expenses paid*	(1,120,250)	(1,176,905)
Benefit obligation at end of year	$34,927,243	$36,557,978

Change in fair value of plan assets
Beginning of year	$-	$-
Employer contributions*	1,120,250	1,176,905
Benefits paid and expenses*	(1,120,250)	(1,176,905)
Fair value of plan asset at end of year	$-	$-

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Weighted Average Assumptions used to determine benefit obligations
Discount Rate	5.00%	5.50%
Trend Rate	9% for fiscal 2011 decreasing 1%/yr. to 5%	9% for fiscal 2010 decreasing 1%/yr. to 5%

Funded status = year-end benefit liability	$(34,927,243)	$(36,557,978)
Accrued Postretirement Benefits represents the accumulated difference between actual contributions and actual expenses from past years. It is updated from the prior year as follows:
		2011	2010
A.	Accrued postretirement benefits at beginning of year	$(21,560,001)	$(19,601,943)
B.	Net periodic postretirement benefit cost	2,989,298	3,134,963
C.	Employer contributions	1,186,222	1,329,046
D.	Retiree drug subsidy	65,972	152,141
E.	Accrued postretirement benefits at end of year	$(23,429,049)	$(21,560,001)
	(A) - (B) + (C) - (D)

Following are the components of net periodic benefit cost:

	2011	2010	2009
Components of net periodic benefit cost
Service cost	$614,264	$545,569	$523,914
Interest cost	1,744,912	1,868,486	1,822,318
Amortization of prior service cost	(50,752)	(50,752)	-
Unrecognized net loss	680,874	771,660	848,128
Net periodic benefit cost	$2,989,298	$3,134,963	$3,194,360

Weighted Average Assumptions used to determine net periodic postretirement benefit cost
Discount rate	5.50%	6.00%	6.00%
Trend rate	9% for fiscal 2011 decreasing 1%/yr. to 5%	9% for fiscal 2010 decreasing 1%/yr. to 5%	9% for fiscal 2009 decreasing 1%/yr. to 5%

Amounts recognized in the balance sheets consist of:

	2011	2010
Current liability	$(1,600,000)	$(1,775,000)
Noncurrent liability	(33,327,243)	(34,782,978)
Net amount recognized	$(34,927,243)	$(36,557,978)

Amounts recognized in accumulated other comprehensive income consist of:

	2011	2010
Net actuarial loss	$11,665,673	$15,216,208
Prior service credit	(167,479)	(218,231)
	$11,498,194	$14,997,977

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
	2011	2010	2009
Current year actuarial (gain)/loss	$(2,869,661)	$3,364,218	$3,461,520
Amortization of actuarial loss	(680,874)	(771,660)	(848,128)
Current year prior service credit	-	-	(268,983)
Amortization of prior service credit	50,752	50,752	-
Total recognized in other comprehensive income	$(3,499,783)	$2,643,310	$2,344,409

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic postretirement benefit cost in 2012:

Actuarial loss	$752,493
Prior service credit	(50,752)
Total	$701,741

The amortization schedule for prior service costs is as follows:

				12/31/2011	2011
	Date	Initial	Initial	Outstanding	Annual
Description	Established	Amount	Period	Balance	Amortization
Lifetime
Maximums	12/31/09	$(268,983)	5.3 years	$(167,479)	$(50,752)

ASC Topic 715 requires the disclosure of the impact on certain items of a percentage point increase and decrease in the medical trend rates. These amounts are illustrated as follows:

	1% Increase	1% Decrease
Interest cost and service cost for 2011
Amount prior to change	$2,359,175	$2,359,175
Amount after 1 percentage point change	2,735,747	1,993,297
Increase (decrease)	376,572	(365,878)

Accumulated postretirement benefit obligation at December 31, 2011
Amount prior to change	34,927,243	34,927,243
Amount after 1 percentage point change	40,203,032	30,606,027
Increase (decrease)	5,275,789	(4,321,216)

On December 8, 2003, the Medicare Prescription Drug Improvement Modernization Act of 2003 (the Act) was signed into law. The Act introduces a prescription drug benefit under Medicare Part D, as well as a federal subsidy of sponsors of retiree health care benefit plans that provide benefits at least actuarially equivalent to Medicare Part D. The Company has concluded that the benefits provided to most of our retirees are actuarially equivalent to Medicare Part D under the Act.

The accumulated postretirement benefit obligation as of December 31, 2011 is shown below:

Assuming Medicare Part D Subsidy receipts	$34,927,243
Assuming no Medicare Part D Subsidy receipts	37,156,304

Expected benefit payments and expenses (net of employee contributions), shown separately for the next five fiscal years, and in the aggregate for the subsequent five-year period are presented below:
December 31, 2012	$1,597,780
December 31, 2013	1,719,484
December 31, 2014	1,845,311
December 31, 2015	1,940,413
December 31, 2016	1,977,948
Five fiscal years ending December 31, 2021	10,567,167

Pension Plans

Monarch has noncontributory defined benefit pension plans covering substantially all employees in the Cement Business who meet the eligibility requirements. Monarch's funding policy is to contribute annually an amount within the minimum/maximum range of tax deductible contributions. Monarch expects to contribute approximately $3,510,000 to the plans in 2012.

Monarch uses a December 31 measurement date for the plans. Information about the Plans' funded status and pension cost follows:

Change in benefit obligation	2011	2010
Benefit obligation at beginning of year	$37,258,642	$34,200,588
Service cost	751,666	668,980
Interest cost	2,020,706	2,063,316
Actuarial loss	1,605,833	2,238,159
Benefits paid and expenses	(1,877,398)	(1,912,401)
Benefit obligation at end of year	$39,759,449	$37,258,642

Change in plan assets
Fair value of plan assets at beginning of year	$24,535,569	$21,950,550
Actual return on plan assets	243,568	2,231,098
Employer contribution	3,181,707	2,266,322
Benefits paid and expenses	(1,877,398)	(1,912,401)
Fair value of plan assets at end of year	$26,083,446	$24,535,569
Funded status, end of year
Fair value of plan assets	$26,083,446	$24,535,569
Benefit obligation	39,759,449	37,258,642
Funded status = pension liability, end of year	$(13,676,003)	$(12,723,073)

The actuarial formula used to calculate the projected benefit obligation takes into account future increases in pension contributions that would take place as the employee's salary increases.  The accumulated benefit obligation uses an actuarial formula to calculate the projected benefit obligation which assumes that the employees cease to work for the Company at the time the estimation is made. The Plans' accumulated benefit obligation follows:

Accumulated benefit obligation, end of year	$38,228,400	$35,538,166

Amounts recognized in the balance sheets consist of:

	2011	2010
Current liability	$-	$-
Noncurrent liability	(13,676,003)	(12,723,073)
Net amount recognized	$(13,676,003)	$(12,723,073)

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:
	2011	2010
Net actuarial loss	$15,657,138	$13,270,761
Prior service cost	838,702	948,680
	$16,495,840	$14,219,441
Less: Deferred tax	6,600,000	5,690,000
Additional pension liability, net of deferred tax	$9,895,840	$8,529,441

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	2011	2010	2009
Current year actuarial (gain)/loss	$3,299,366	$1,732,397	$(1,586,733)
Amortization of actuarial loss	(912,989)	(868,654)	(1,020,563)
Current year prior service loss	-	-	55,026
Amortization of prior service cost	(109,978)	(109,978)	(133,919)
	$2,276,399	$753,765	$(2,686,189)
Less: Deferred tax	910,000	300,000	(1,070,000)
Minimum pension liability, net of deferred tax	$1,366,399	$453,765	$(1,616,189)

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic pension cost in 2012:

Actuarial loss	$1,228,000
Prior service cost	109,000
Total to be amortized	$1,337,000

The amortization schedule for prior service costs is as follows:

				12/31/2011	2011
	Established	Initial	Initial	Outstanding	Annual
Description	Dec. 31 of:	Amount	Period	Balance	Amortization
Unrecognized Prior Service Cost	1996	$162,785	15.881 Years	$9,035	$10,250
	1999	37,715	16.530 Years	10,331	2,282
	2001	409,804	15.745 Years	149,524	26,028
	2003	22,267	13.230 Years	8,803	1,683
	2007	876,119	13.410 Years	614,787	65,333
	2009	55,026	12.500 Years	46,222	4,402
				$838,702	$109,978

Cumulative employer contributions in excess of net periodic pension cost are as follows:

	2011	2010
A. Cumulative balance at beginning of year	$1,496,368	$1,215,638
B. Net periodic pension cost	1,858,238	1,985,592
C. Contributions	3,181,707	2,266,322
D. Cumulative balance at end of year	$2,819,837	$1,496,368
(A) – (B) + (C)

The weighted average assumptions used to determine net pension cost and benefit obligations as of December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Benefit obligation:
Discount rate	5.00%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	4.00%	4.50%
	2011	2010	2009
Pension cost:
Discount rate	5.50%	6.00%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	4.00%	4.50%	4.50%

The following table presents the components of net periodic pension cost as of December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	$751,666	$668,980	$606,644
Interest cost	2,020,706	2,063,316	1,905,750
Expected return on plan assets	(1,937,101)	(1,725,336)	(1,355,628)
Amortization of prior service cost	109,978	109,978	133,919
Recognized net actuarial loss	912,989	868,654	1,020,563
Net periodic pension expense	$1,858,238	$1,985,592	$2,311,248

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets as well as current facts and circumstances.

Plan assets are held by a trustee bank. A fund manager has been retained to make investment decisions within guidelines specified by Monarch. The guidelines permit investment in both equities and fixed income securities including common stocks, corporate bonds and debentures and U.S. Government securities. An investment committee appointed by the Board also invests a portion of the funds in equity securities. Asset allocation is primarily based on a strategy to provide stable earnings through investing in interest-generating or fixed income investments while still permitting the plan to recognize potentially higher returns through investment in equity securities. Focusing on balancing the risks and rewards of each broad asset class, the percentage of allocation between fixed income and equity investments for 2011 and 2010 are as follows:

Equities	60%
Fixed Income	40%

The pension investment guidelines strive for diversification of equity securities among the various market sectors and do not permit participation in higher risk investment strategies involving hedging activities and the use of derivative instruments.

The Plan allows a 5% fluctuation before assets are rebalanced.  During periods of extreme market volatility, the fluctuation may exceed 5% before rebalancing is complete.  At December 31, 2011 and 2010, plan assets by category were as follows:

	2011	2010
Equities	59%	57%
Debt securities	33%	38%
Other	8%	5%

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Fair value prices for all securities in the pension plan portfolio are provided by our trustee bank which utilizes an internationally recognized independent pricing service. Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include equity securities which were priced at the market close. Level 2 assets have observable inputs other than Level 1 prices. We maintain documentation as to the methodology and summary of inputs used by the pricing service for the various types of securities, and note that the servicer maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. We do not have access to all of the individual specific assumptions and inputs used for each security. Based on our review of the methodology and summary of inputs used, we have concluded these assets are properly classified as Level 2 assets. The market inputs (Standard Inputs) that the pricing service may use for evaluations of securities include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. For certain security types, additional inputs may be used, or some of the Standard Inputs may not be applicable. Not all inputs listed are available for use in the evaluation process for each security evaluation on any given day. The pricing service also monitors market indicators, industry and economic events, which might trigger them to acquire further corroborating market data. The pricing service will discontinue evaluating a security if they do not have sufficient objectively verifiable information to continue to support a security's valuation. We do not hold any securities in which the evaluation was discontinued. Level 2 plan assets include fixed income securities such as corporate bonds, U.S. Government obligations and government issues. Plan assets are classified within Level 3 of the hierarchy when relevant observable inputs for a security are not available. The Plan was not invested in any Level 3 securities at December 31, 2011 or 2010.

We have established control procedures in which we independently assess the pricing obtained from the trustee bank which utilizes the pricing service. These internal processes include obtaining and reviewing available reports on controls at the trustee bank and pricing service, evaluating the prices for reasonableness given market changes, investigating anomalies and confirming determinations through discussions with the trustee bank.

The fair value of Monarch's pension plan assets by asset category at December 31, 2011 and 2010 are as follows:

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$2,178,779	$2,178,779	$-	$-
Equity securities:
Materials	968,780	968,780	-	-
Industrials	1,337,053	1,337,053	-	-
Telecommunication	1,047,271	1,047,271	-	-
Consumer discretion	1,586,710	1,586,710	-	-
Consumer staples	1,243,017	1,243,017	-	-
Energy	2,193,419	2,193,419	-	-
Financials	2,531,761	2,531,761	-	-
Healthcare	2,291,527	2,291,527	-	-
Information technology	1,012,703	1,012,703	-	-
Utilities	1,230,939	1,230,939	-	-
Fixed income securities:
Corporate bonds	2,018,801	-	2,018,801	-
Foreign obligations	349,143	-	349,143	-
U.S. government obligations	6,093,543	-	6,093,543	-
Total	$26,083,446	$17,621,959	$8,461,487	$-
		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
2010	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,347,066	$1,347,066	$-	$-
Equity securities:
Materials	862,935	862,935	-	-
Industrials	1,692,974	1,692,974		-
Telecommunication	1,061,276	1,061,276	-	-
Consumer discretion	1,747,794	1,747,794	-	-
Consumer staples	1,274,340	1,274,340	-	-
Energy	1,857,015	1,857,015	-	-
Financials	2,135,305	2,135,305	-	-
Healthcare	1,706,118	1,706,118	-	-
Information technology	875,584	875,584	-	-
Utilities	727,869	727,869	-	-
Fixed income securities:
Corporate bonds	3,209,469	-	3,209,469	-
Foreign obligations	530,320	-	530,320	-
U.S. government obligations	5,507,504	-	5,507,504	-
Total	$24,535,569	$15,288,276	$9,247,293	$-

The Plan's expected benefit payments as of December 31, 2011, shown separately for the next five fiscal years and in the aggregate for the subsequent five-year period, are presented below:

2012	$2,166,955
2013	2,278,701
2014	2,311,161
2015	2,419,499
2016	2,583,564
Five fiscal years ending December 31, 2021	13,592,737

The Company has defined contribution plans covering substantially all permanent employees of the Ready-Mixed Concrete Business. These plans allow the Company, at its discretion, to match the employee's contributions.  For the 2011, 2010 and 2009 plan years, the Company matched 25% of the first 6% of the employee's compensation up to a maximum match of $2,500. The Company contributed $64,533, $61,361, and $58,859 to these plans for the years 2011, 2010, and 2009, respectively.  The Company expects to contribute approximately $65,000 to these plans in 2012.

In September 2011, the FASB issued ASU No. 2011-09, "Compensation - Retirement Benefits - Multiemployer Plans (Subtopic 715-80): Disclosure about an Employer's Participation in a Multiemployer Plan". This amendment, effective for the Company for the year ending December 31, 2011, requires registrants to provide additional disclosures about an employer's participation in a multiemployer pension plan. The guidelines are designed to enable the assessment of the potential impact of participating in multiemployer plans on the participants' future cash flow and to disclose the financial health of all of the significant plans in which an employer participates. The amendment also applies to nongovernmental entities participating in multiemployer plans and multiemployer plans that provide postretirement benefits other than pensions. The additional disclosures required by this ASU are below.
The Company contributes to multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

a)  Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b)  If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c)  If the Company chooses to stop participating in one of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company's participation in these plans for the annual period ended December 31, 2011, is outlined in the table below. The Company considers only one plan it contributes to under collective bargaining agreements to be significant. The "EIN/Pension Plan Number" column provides the plan's Employer Identification Number (EIN) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2011 and 2010 is for the plan's year-end at December 31, 2010 and 2009, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The "FIP/RP Status Pending/Implemented" column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration dates of the collective-bargaining agreements to which the plan is subject. There have been no significant changes that affect the comparability of 2011, 2010, and 2009 contributions.

Pension	EIN/Pension	Pension Protection Act Zone Status		FIP/RP Status Pending/	Contributions by Company			Sur- charge	Expiration Date of Collective Bargaining
Fund	Plan Number	2011	2010	Implemented	2011	2010	2009	Imposed	Agreement
Central States, Southeast & Southwest Areas Pension Plan	36-6044243/001	Red	Red	Yes	$222,748	$241,585	$198,586	Yes	3/31/2012 & 4/30/2012 (a)

Other funds					30,656	$34,018	$29,680
			Total contributions:		$253,404	$275,603	$228,266

(a) The Company is party to two collective bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2011, 66% of the Company's contributions were required by a collective bargaining agreement that expires 3/31/2012 and 34% were required by an agreement that expires 4/30/2012.

The Company was not listed in any of its multiemployer plans' Forms 5500 as providing more than 5% of the total contributions. Forms 5500 were not available for the plan years ending in 2011.

Significant Estimates And Certain Concentrations	12 Months Ended
Dec. 31, 2011
Significant Estimates And Certain Concentrations [Abstract]
Significant Estimates And Certain Concentrations
(7)        Significant Estimates and Certain Concentrations

Thirty one percent (31%) of the Company's employees are covered by various collective bargaining agreements. Approximately 35% of those union employees (11% of our total employees) are covered by a contract that expires in 2012. The Company believes it has a good working relationship with its employees and has been successful in negotiating multi-year union contracts without work stoppages.

The Company has a noncontributory defined benefit pension plan and a postretirement health care plan that provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to services rendered prior to the valuation date based on the Entry Age Actuarial Cost Method and the Projected Unit Credit Actuarial Cost Method, respectively. It is reasonably possible that events could occur that would change the estimated amount of these liabilities materially in the near term.

The current protracted economic decline continues to present companies with unprecedented circumstances and challenges, which in some cases have resulted in large declines in the fair value of investments and other assets, declines in the volume of business, constraints on liquidity and difficulty obtaining financing. The financial statements have been prepared using values and information currently available to the Company.

Current economic and financial market conditions could adversely affect our results of operations in future periods. The current instability in the financial markets may make it difficult for certain of our customers to obtain financing, which may significantly impact the volume of future sales and adversely impact the Company's future operating results.

In addition, given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in investment values (including defined benefit pension plan investments), allowances for accounts, net realizable value of inventory, and realization of deferred tax assets that could negatively impact the Company's ability to meet debt covenants or maintain sufficient liquidity.

In 2007 Monarch self-reported potential violations pertaining to construction permitting requirements of the Kansas Department of Health and Environment (KDHE). As a result, the company has been negotiating an environmental settlement with the KDHE over the past few years. In the best interest of the KDHE and Monarch, both parties have recently agreed to the terms of a settlement. The alleged violations contained within the agreement are procedural in nature and relate to permitting activities that accompanied facility modifications, all of which occurred in the 1990s. The alleged violations did not increase emission rates at the facility or harm the environment in any manner. The terms of the settlement required the company to pay a civil penalty of $120,000 and submit an administratively complete construction permit modification, which established a combined NOx limit on the company's kilns. The company has provided data to the KDHE for review, which demonstrates that Monarch has been in compliance with the new NOx emission limits over the past 12 calendar months. Once the KDHE concurs with Monarch's determination that 12 consecutive calendar months of NOx emission compliance have been achieved, the Consent Agreement and Final Order of the Secretary (CAO) will be closed. If the KDHE does not agree that Monarch has met the terms of the CAO, and furthermore, the company is unable to demonstrate that it can operate within the limits set forth in the "CAO Construction Permit" (which was required to make the terms of the CAO federally enforceable), the company will submit a proposal to the KDHE for the installation of control technology on the kilns to meet the NOx emission limitations included within the CAO Construction Permit. Nothing in the CAO shall be construed as an admission of any fact or an acknowledgement of any liability by any party. Monarch neither admits nor denies the Findings of Fact and Conclusions of Law contained in the CAO. The Company's manufacturing operations have always pursued excellence in environmental compliance and the health of our employees, and the Company will continue to strive to be a leader in environmental stewardship, and will remain focused on these core principles into the future.

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

The Company invests in various equity securities which are exposed to market risks. Due to the level of risk associated with certain equity securities, it is at least reasonably possible that changes in the values of equity securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheet.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
(8)       Stockholders' Equity

Capital Stock and Class B Capital Stock have the same rights except as follows: Class B Capital Stock has voting rights of ten votes per share and restricted transferability; Class B Capital Stock is convertible at all times into Capital Stock on a share-for-share basis; and Capital Stock has one vote per share and is freely transferable.

Lines Of Business	12 Months Ended
Dec. 31, 2011
Lines Of Business [Abstract]
Lines Of Business
(9)       Lines of Business

The Company groups its operations into two lines of business - Cement Business and Ready-Mixed Concrete Business.  The Company's business lines are separate business units that offer different products. The accounting policies for each line are the same as those described in the summary of significant accounting policies. Corporate assets include cash and cash equivalents, deferred income taxes, investments and other assets for 2011, 2010, and 2009.  Corporate assets also include refundable federal and state income taxes for 2011 and 2009.

Following is information for each line for the years ended December 31, 2011, 2010 and 2009:
		Ready-Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$75,263,070	$-	$122,064,884
Intersegment sales	15,342,831	42,383	(15,385,214)	-
Total net sales	$62,144,645	$75,305,453	$(15,385,214)	$122,064,884
Income (loss) from operations	$1,502,909	$(4,478,723)		$(2,975,814)
Other income, net				4,768,122
Income before income taxes				$1,792,308
Identifiable assets at December 31, 2011	$84,843,017	$46,340,254		$131,183,271
Corporate assets				42,471,539
Total assets at December 31, 2011				$173,654,810

For the Year Ended December 31, 2010
Sales to unaffiliated customers	$49,436,170	$71,748,664	$-	$121,184,834
Intersegment sales	14,846,799	14,667	(14,861,466)	-
Total net sales	$64,282,969	$71,763,331	$(14,861,466)	$121,184,834
Income (loss) from operations	$6,147,514	$(6,005,382)		$142,132
Other loss, net				(218,210)
Loss before income taxes				$(76,078)
Identifiable assets at December 31, 2010	$89,992,392	$37,106,313		$127,098,705
Corporate assets				47,000,123
Total assets at December 31, 2010				$174,098,828
		Ready-Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2009
Sales to unaffiliated customers	$55,687,700	$76,506,842	$-	$132,194,542
Intersegment sales	12,478,688	-	(12,478,688)	-
Total net sales	$68,166,388	$76,506,842	$(12,478,688)	$132,194,542
Income (loss) from operations	$7,019,307	$(2,070,723)		$4,948,584
Other income, net				436,035
Income before income taxes				$5,384,619
Identifiable assets at December 31, 2009	$95,490,586	$39,995,968		$135,486,554
Corporate assets				41,511,123
Total assets at December 31, 2009				$176,997,677

Total sales by line of business before adjustments and eliminations include both sales to unaffiliated customers (as reported in the Company's consolidated statements of income, comprehensive income and stockholders' equity and noncontrolling interests) and intersegment sales.  Intersegment sales are accounted for by the same method as sales to unaffiliated customers.

Income from operations is total net sales less operating expenses.  In computing income from operations, none of the following items have been added or deducted:  general corporate income and expenses; interest expense; and income taxes.  Depreciation and depletion for the Cement Business and Ready-Mixed Concrete Business, respectively, was approximately:  $7,150,000 and $4,250,000 in 2011; $7,400,000 and $3,900,000 in 2010; and $7,600,000 and $4,500,000 in 2009. Capital expenditures for the Cement Business and Ready-Mixed Concrete Business, respectively, were:  $4,162,430 and $3,820,728 in 2011; $2,549,023 and $2,920,830 in 2010; and $6,911,591 and $3,445,124 in 2009. Identifiable assets by line of business are those assets that are used in the Company's operations in each industry.

During 2011, 2010, and 2009, there were no sales to any one customer in excess of 10% of consolidated net sales.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
(10)      Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Net sales	$17,410,715	$31,384,137	$38,565,133	$34,704,899
Gross profit (loss) from operations	(3,653,415)	4,155,964	5,859,620	6,740,135
Income (loss) from operations	(7,484,719)	132,568	1,994,572	2,381,765
Net income (loss)	(4,065,777)	2,675,264	1,068,656	1,874,165
Basic earnings (loss) per share	$(1.01)	$0.66	$0.26	$0.47
Loss on impairment of equity investments	$-	$-	$(415,287)	$-

2010
Net sales	$18,194,726	$34,073,747	$37,123,469	$31,792,892
Gross profit (loss) from operations	(2,464,272)	7,511,514	6,466,840	4,693,040
Income (loss) from operations	(6,351,790)	3,649,746	2,616,147	228,029
Net income (loss)	(4,697,326)	2,511,966	1,228,351	1,180,931
Basic earnings (loss) per share	$(1.17)	$0.62	$0.31	$0.30
Loss on impairment of equity investments	$-	$-	$(858,787)	$-

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income
(11)      Other Comprehensive Income

Accumulated other comprehensive income (loss) included in the balance sheet at December 31 is as follows:
	2010	Change	2011
Unrealized appreciation on available-
for-sale securities	$6,168,000	$(2,256,000)	$3,912,000
Pension liability adjustment	(8,529,441)	(1,366,399)	(9,895,840)
Postretirement liability adjustment	(8,312,977)	2,099,783	(6,213,194)
	$(10,674,418)	$(1,522,616)	$(12,197,034)

	2009	Change	2010
Unrealized appreciation on available-
for-sale securities	$2,646,000	$3,522,000	$6,168,000
Pension liability adjustment	(8,075,676)	(453,765)	(8,529,441)
Postretirement liability adjustment	(7,404,667)	(908,310)	(8,312,977)
	$(12,834,343)	$2,159,925	$(10,674,418)

Future Change In Accounting Principles	12 Months Ended
Dec. 31, 2011
Future Change In Accounting Principles [Abstract]
Future Change In Accounting Principles
(12)     Future Change in Accounting Principles

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which updated the guidance in ASC Topic 820. The amendments in this ASU result in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure that U.S. GAAP and IFRS fair value measurement and disclosure requirements are described in the same way. The ASU also provides for certain changes in current GAAP disclosure requirements, for example with respect to the measurement of Level 3 assets and for measuring the fair value of an instrument classified in a reporting entity's shareholders' equity. The amendments in this update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011, and early application is not permitted. This guidance will become effective for the Company beginning January 1, 2012 and is not anticipated to have a material impact on our consolidated financial statements.